Notes payable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Notes Payable [Abstract]
Short-term loan	$ 4,021	$ 6,718
Short-term loan from shareholders	82	79
Total notes payable	$ 4,104	$ 6,797